UNITED STATES
          SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549
                             FORM 13F
	   FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: September 30, 2002
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):	[  ] is a restatement.
                                  			[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Cedar Hill Associates, Inc.
Address: 	120 S. LaSalle Street
         	Suite 1330
         	Chicago, IL  60603

13F File Number:  28-02628

The institutional investment manager filing this report and the person by whom it is
signed hereby represent	that the person signing the report is authorized
to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:  		Gilbert Licudine
Title:    	Asst Vice President
Phone:    	312-759-3360
Signature, Place, and Date of Signing:

    Gilbert Licudine    Chicago, Illinois    November 13, 2002

Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:   	None

Form 13F Information Table Entry Total:   	51

Form 13F Information Table Value Total:   	$94,915



List of Other Included Managers:

 None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M COMPANY                     COM              88579Y101     1691    15380 SH       SOLE                    15380
ACE LTD                        COM              G0070K103     3171   107085 SH       SOLE                   107085
ALLSTATE CORP                  COM              020002101     3060    86085 SH       SOLE                    86085
ALLTEL CORP                    COM              020039103     3294    82085 SH       SOLE                    82085
AMERISOURCEBERGEN CORP         COM              03073E105     3432    48048 SH       SOLE                    48048
AOL TIME WARNER INC            COM              00184A105     1850   158095 SH       SOLE                   158095
AT&T WIRELESS CORP             COM              00209A106     1206   292837 SH       SOLE                   292837
AVENTIS                        COM              053561106     1922    36580 SH       SOLE                    36580
BANK ONE CORP                  COM              06423A103     2975    79540 SH       SOLE                    79540
BERKSHIRE HATHAWAY INC - CL B  COM              084670207     2615     1061 SH       SOLE                     1061
BOEING CO                      COM              097023105     1679    49185 SH       SOLE                    49185
BRISTOL-MYERS SQUIBB           COM              110122108     2356    98980 SH       SOLE                    98980
BURLINGTON RESOURCES           COM              122014103     3648    95099 SH       SOLE                    95099
CENTURYTEL, INC.               COM              156700106     1923    85745 SH       SOLE                    85745
CHEVRONTEXACO CORP             COM              166764100     2835    40932 SH       SOLE                    40932
CITIGROUP INC                  COM              172967101      236     7957 SH       SOLE                     7957
CONOCOPHILLIPS                 COM              20825C104      243     5254 SH       SOLE                     5254
CORNING INC                    COM              219350105       20    12690 SH       SOLE                    12690
DELL COMPUTERS                 COM              247025109     2886   122760 SH       SOLE                   122760
EARTH SEARCH SCIENCES INC.     COM              270313109        1    10000 SH       SOLE                    10000
FLEETBOSTON FINANCIAL CORP     COM              339030108     2797   137578 SH       SOLE                   137578
FORTUNE BRANDS                 COM              349631101     2535    53615 SH       SOLE                    53615
GENERAL ELECTRIC               COM              369604103      614    24890 SH       SOLE                    24890
HEALTHSOUTH CORP               COM              421924101      790   190280 SH       SOLE                   190280
HONEYWELL INC                  COM              438516106     1274    58805 SH       SOLE                    58805
INTEL CORP                     COM              458140100     1408   101345 SH       SOLE                   101345
INTL BUS MACHINES              COM              459200101      216     3705 SH       SOLE                     3705
IVAX CORP                      COM              465823102     3634   296195 SH       SOLE                   296195
JOHNSON & JOHNSON              COM              478160104      258     4770 SH       SOLE                     4770
JP MORGAN CHASE & CO           COM              46625H100     1050    55316 SH       SOLE                    55316
KERR MCGEE CORP                COM              492386107     2847    65540 SH       SOLE                    65540
KIMBERLY CLARK                 COM              494368103     2690    47500 SH       SOLE                    47500
KROGER                         COM              501044101     2656   188390 SH       SOLE                   188390
LILLY ELI CO                   COM              532457108      202     3650 SH       SOLE                     3650
MB FINANCIAL INC               COM              55264U108      308     9205 SH       SOLE                     9205
MERCK & CO                     COM              589331107      203     4450 SH       SOLE                     4450
MOTOROLA                       COM              620076109     2291   225095 SH       SOLE                   225095
NATIONAL SEMICONDUCTOR CORP    COM              637640103     2484   208060 SH       SOLE                   208060
NEWS CORP LTD ADR NEW          COM              652487703     2578   133930 SH       SOLE                   133930
NORTHROP CORP                  COM              666807102     1837    14810 SH       SOLE                    14810
SARA LEE CORP                  COM              803111103     2713   148345 SH       SOLE                   148345
SUNGUARD DATA SYSTEMS          COM              867363103      195    10020 SH       SOLE                    10020
TARGET CORP                    COM              87612E106     1875    63508 SH       SOLE                    63508
TENET HEATHCARE CORP           COM              88033G100      351     7099 SH       SOLE                     7099
TEXAS INSTRUMENTS              COM              882508104     1665   112750 SH       SOLE                   112750
TYCO INTERNATIONAL LTD         COM              902124106     1584   112310 SH       SOLE                   112310
UNISYS CORP                    COM              909214108     2462   351660 SH       SOLE                   351660
UNUMPROVIDENT CORPORATION      COM              91529Y106     2631   129295 SH       SOLE                   129295
WAL-MART STORES                COM              931142103     3345    67940 SH       SOLE                    67940
WALT DISNEY CO                 COM              254687106     2010   132776 SH       SOLE                   132776
WASHINGTON MUTUAL INC          COM              939322103     2367    75214 SH       SOLE                    75214